Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 235,248	$ 118,900
Short term investments - available for sale	81,739	97,100
Accounts receivable, net	386,590	370,956
Unbilled revenue	195,646	146,163
Other receivables	27,349	17,491
Deferred tax asset	31,305	24,716
Prepayments and other current assets	39,931	28,465
Income taxes receivable	19,220	15,716
Total current assets	1,017,028	819,507
Other Assets:
Property, plant and equipment, net	148,835	148,185
Goodwill	575,378	463,324
Non-current other assets	11,271	11,583
Non-current income taxes receivable	14,673	15,060
Non-current deferred tax asset	6,766	21,472
Intangible assets	38,841	49,719
Total Assets	1,812,792	1,528,850
Current Liabilities:
Accounts payable	4,528	2,793
Payments on account	294,774	280,097
Other liabilities	239,556	251,091
Bank credit lines and loan facilities	350,000
Deferred tax liability	185	229
Income taxes payable	20,608	4,149
Total current liabilities	909,651	538,359
Other Liabilities:
Non-current other liabilities	15,445	13,179
Non-current government grants	1,002	1,116
Non-current income taxes payable	12,929	12,389
Non-current deferred tax liability	10,499	13,601
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 57,234,463 shares issued and outstanding at September 30, 2015 and 60,106,780 shares issued and outstanding at December 31, 2014	4,832	5,037
Additional paid-in capital	372,614	327,234
Capital redemption reserve	556	305
Accumulated other comprehensive income	(58,193)	(37,555)
Retained earnings	543,457	655,185
Total Shareholders' Equity	863,266	950,206
Total Liabilities and Shareholders' Equity	$ 1,812,792	$ 1,528,850